SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION

22. SEGMENT INFORMATION

Ricoh’s operating segments are comprised of Imaging & Solutions, including copiers and related supplies, communications and information systems, Industrial Products, including thermal media and semiconductors, and Other, including digital cameras.

Segment profit (loss) is determined by subtracting cost of sales and selling, general and administrative expenses from sales, and is used by Ricoh’s chief operating decision maker in deciding how to allocate resources and in assessing performance. Segment profit (loss) excludes certain corporate expenses, such as costs related to human resources, legal relations, investor relations, public relations, corporate planning and environmental activities.

The following tables present certain information regarding Ricoh’s operating segments and geographic areas for the years ended March 31, 2010, 2011 and 2012. Intersegment sales are made at arm’s-length prices. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2010, 2011 and 2012.

(a) Operating Segment Information

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Segment sales:
Imaging & Solutions	¥1,789,717	¥1,712,630	¥1,670,772	$20,375,268
Industrial Products	106,128	112,243	101,315	1,235,549
Other	124,402	121,876	136,121	1,660,012
Intersegment transaction	(4,436)	(5,413)	(4,731)	(57,695)

Total segment sales	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

Segment profit (loss):
Imaging & Solutions	¥140,327	¥132,286	¥56,297	$686,549
Industrial Products	(1,355)	1,006	(1,742)	(21,244)
Other	(3,447)	(4,911)	(6,010)	(73,293)

Total segment profit	¥135,525	¥128,381	¥48,545	$592,012

Reconciling items:
Corporate expenses and elimination	¥(69,624)	¥(70,310)	¥(66,613)	$(812,354)
Interest and dividend income	3,471	2,985	3,129	38,159
Interest expense	(8,139)	(8,528)	(6,979)	(85,110)
Foreign currency exchange loss, net	(5,159)	(5,956)	(4,355)	(53,110)
Losses on impairment of securities	(169)	(1,844)	(5,012)	(61,122)
Other, net	1,177	(559)	(652)	(7,951)

Income before income taxes and equity in earnings of affiliates	¥57,082	¥44,169	¥(31,937)	$(389,476)

Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Total assets:
Imaging & Solutions	¥1,821,103	¥1,770,074	¥1,773,196	$21,624,341
Industrial Products	78,464	73,894	79,945	974,939
Other	89,342	80,527	108,701	1,325,622
Elimination	(1,250)	(1,664)	(1,724)	(21,024)
Corporate assets	390,324	332,733	329,240	4,015,122

Consolidated	¥2,377,983	¥2,255,564	¥2,289,358	$27,919,000

Expenditures for property, plant and equipment:
Imaging & Solutions	¥60,389	¥59,282	¥66,110	$806,219
Industrial Products	3,325	3,235	3,095	37,744
Other	1,553	2,487	2,730	33,293
Corporate assets	1,619	1,871	1,336	16,293

Consolidated	¥66,886	¥66,875	¥73,271	$893,549

Expenditures for intangible fixed assets:
Imaging & Solutions	¥9,051	¥10,670	¥8,916	$108,732
Industrial Products	258	434	157	1,915
Other	1,246	1,672	1,401	17,085
Corporate assets	2,828	6,031	4,030	49,146

Consolidated	¥13,383	¥18,807	¥14,504	$176,878

Depreciation of property, plant and equipment:
Imaging & Solutions	¥62,497	¥59,261	¥58,034	$707,732
Industrial Products	4,385	4,190	3,132	38,195
Other	1,922	2,044	2,620	31,951
Corporate assets	1,590	1,736	1,198	14,610

Consolidated	¥70,394	¥67,231	¥64,984	$792,488

Amortization of intangible fixed assets:
Imaging & Solutions	¥21,955	¥19,320	¥18,594	$226,756
Industrial Products	683	625	705	8,597
Other	1,224	1,226	1,188	14,488
Corporate assets	4,751	5,275	5,666	69,098

Consolidated	¥28,613	¥26,446	¥26,153	$318,939

Corporate assets consist primarily of cash and cash equivalents and securities maintained for general corporate purposes.

(b) Net Sales by Product Category

Information for net sales by product category is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Imaging & Solutions	¥1,789,717	¥1,712,630	¥1,670,772	$20,375,268
Imaging Solutions	1,614,347	1,531,219	1,471,827	17,949,110
Network System Solutions	175,370	181,411	198,945	2,426,158
Industrial Products	101,692	106,830	96,584	1,177,854
Other	124,402	121,876	136,121	1,660,012

Total net sales	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

Each category includes the following product line:

Imaging Solutions: Digital PPCs, color PPCs, digital duplicators, facsimile machines, analog PPCs, diazo copiers, scanners, MFPs (multifunctional printers), laser printers, production printing products and software

Network System Solutions: Personal computers, servers, network systems and network related software

Industrial Products: Thermal media, optical equipment, semiconductor devices, electronic components and measuring equipment

Other: Digital cameras

Net sales of products mainly used in offices, such as Digital PPCs, color PPCs, digital duplicators, facsimile machines, analog PPCs, diazo copiers, scanners, MFPs and laser printers, comprised approximately 90% of Imaging Solutions net sales for the years ended March 31, 2010, 2011 and 2012.

(c) Geographic Information

Net sales based on the location of customers and long-lived assets consisting of property, plant and equipment as of and for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net sales:
Japan	¥876,498	¥875,819	¥886,425	$10,810,061
The Americas	558,942	520,000	468,728	5,716,195
Europe	456,563	415,189	408,542	4,982,219
Other	123,808	130,328	139,782	1,704,659

Consolidated	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

The United States (included in The Americas)	¥484,838	¥445,433	¥396,876	$4,839,951

Property, plant and equipment:
Japan	¥199,936	¥201,841	¥199,663	$2,434,915
The Americas	24,560	24,823	27,527	335,695
Europe	16,628	19,401	21,527	262,524
Other	21,957	18,753	19,810	241,585

Consolidated	¥263,081	¥264,818	¥268,527	$3,274,719

The United States (included in The Americas)	20,998	20,086	23,210	283,049

Apart from Japan and the United States, net sales and long-lived assets in any individual country are less than 10% of consolidated net sales and consolidated tangible long-lived assets.

Uncertainty surrounding the sovereign debt of several European countries has negatively affected consumer spending trends in Europe and in the global economy generally and may continue to have an adverse impact on economic conditions, including in Japan. Economic downturns have been, and may continue to be, characterized by diminished product and service demand.